VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
cap
Par
(000's) Value
FLOATING RATE NOTES : 98.6%
Australia : 8.8%
Australia & New Zealand
Banking Group Ltd. 144A
6.01% (SOFR+0.75%),
07/03/25 $ 4,400 $ 4,411,185
Commonwealth Bank of
Australia 144A
5.41% (SOFR+0.40%),
07/07/25 14,382 14,330,484
5.44% (SOFR+0.52%),
06/15/26 14,420 14,333,805
5.65% (SOFR+0.74%),
03/14/25 9,550 9,577,364
5.65% (SOFR+0.75%),
03/13/26 8,250 8,247,614
Macquarie Bank Ltd. 144A
6.25% (SOFR+1.31%),
03/21/25 4,425 4,454,627
National Australia Bank Ltd.
144A
5.40% (SOFR+0.38%),
01/12/25 4,475 4,460,744
5.67% (SOFR+0.65%),
01/12/27 13,150 13,054,448
5.75% (SOFR+0.86%),
06/09/25 6,325 6,354,018
5.89% (SOFR+0.76%),
05/13/25 4,500 4,514,422
Westpac Banking Corp.
5.39% (SOFR+0.30%),
11/18/24 4,480 4,470,600
6.09% (SOFR+1.00%),
08/26/25 6,900 6,960,222
6.19% (Term SOFR USD 3
Month+1.03%), 02/26/24 1,075 1,077,103
96,246,636
Canada : 3.4%
Bank of Montreal
5.33% (SOFR Compound
Index+0.32%), 07/09/24 2,300 2,291,645
5.59% (SOFR Compound
Index+0.71%), 03/08/24 2,100 2,101,992
Bank of Nova Scotia
5.45% (SOFR+0.38%),
07/31/24 2,725 2,717,235
5.48% (SOFR Compound
Index+0.45%), 04/15/24 2,731 2,728,540
Canadian Imperial Bank of
Commerce
5.45% (SOFR Compound
Index+0.42%), 10/18/24 6,031 6,012,399
5.95% (SOFR+0.94%),
04/07/25 5,611 5,625,304
Enbridge, Inc.
5.72% (SOFR Compound
Index+0.63%), 02/16/24 2,525 2,526,321
Par
(000’s) Value
Canada (continued)
Federation des Caisses
Desjardins du Quebec
144A
5.52% (SOFR+0.43%),
05/21/24 $ 2,050 $ 2,045,840
Royal Bank of Canada
5.35% (SOFR Compound
Index+0.34%), 10/07/24 2,026 2,018,035
5.43% (SOFR Compound
Index+0.36%), 07/29/24 2,569 2,561,196
Toronto-Dominion Bank
5.21% (SOFR+0.35%),
03/04/24 3,095 3,091,294
5.24% (SOFR+0.35%),
09/10/24 3,687 3,674,433
37,394,234
Cayman Islands : 0.2%
MassMutual Global Funding
II 144A
5.38% (SOFR+0.36%),
04/12/24 2,480 2,479,603
Underline
China : 0.2%
Tencent Holdings Ltd. 144A
6.47% (Term SOFR USD 3
Month+1.17%), 04/11/24 2,325 2,335,831
Underline
France : 3.8%
Banque Federative du Credit
Mutuel SA 144A
5.50% (SOFR Compound
Index+0.41%), 02/04/25 6,172 6,129,574
Credit Agricole SA 144A
6.56% (SOFR+1.29%),
07/05/26 14,300 14,360,105
Societe Generale SA 144A
6.10% (SOFR+1.05%),
01/21/26 21,350 21,309,313
41,798,992
Japan : 6.7%
Mitsubishi UFJ Financial
Group, Inc.
6.03% (SOFR+0.94%),
02/20/26 17,225 17,229,651
Mizuho Financial Group, Inc.
6.05% (SOFR+0.96%),
05/22/26 21,315 21,280,623
6.54% (ICE LIBOR USD 3
Month+1.00%), 09/11/24 2,627 2,628,330
Sumitomo Mitsui Financial
Group, Inc.
5.90% (SOFR+0.88%),
01/14/27 14,370 14,212,426
Sumitomo Mitsui Trust Bank
Ltd. 144A
5.35% (SOFR+0.44%),
09/16/24 3,050 3,041,880
5.98% (SOFR+1.12%),
03/09/26 14,250 14,311,699
72,704,609

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
Netherlands : 1.7%
ING Groep NV
6.62% (SOFR Compound
Index+1.64%), 03/28/26 $ 14,340 $ 14,415,619
Siemens
Financieringsmaatschappij
NV 144A
5.33% (SOFR+0.43%),
03/11/24 4,125 4,131,549
18,547,168
Norway : 0.5%
DNB Bank ASA 144A
5.81% (SOFR Compound
Index+0.83%), 03/28/25 5,300 5,303,184
Underline
Spain : 0.3%
Banco Santander SA
6.33% (SOFR+1.24%),
05/24/24 2,700 2,715,145
Underline
Sweden : 1.3%
Svenska Handelsbanken AB
144A
6.47% (SOFR Compound
Index+1.25%), 06/15/26 14,300 14,400,068
Underline
Switzerland : 2.0%
UBS AG 144A
5.45% (SOFR+0.36%),
02/09/24 3,975 3,970,668
UBS Group AG 144A
6.67% (SOFR+1.58%),
05/12/26 17,035 17,218,219
21,188,887
United Kingdom : 9.2%
ANZ New Zealand Int'l Ltd.
144A
5.69% (SOFR+0.60%),
02/18/25 4,425 4,425,646
HSBC Holdings Plc
5.67% (SOFR+0.58%),
11/22/24 4,300 4,284,633
6.30% (SOFR+1.43%),
03/10/26 14,275 14,368,506
6.77% (ICE LIBOR USD 3
Month+1.23%), 03/11/25 4,300 4,315,407
6.92% (ICE LIBOR USD 3
Month+1.38%), 09/12/26 21,267 21,417,185
NatWest Markets Plc 144A
6.41% (SOFR+1.45%),
03/22/25 4,430 4,455,410
Standard Chartered Plc 144A
6.02% (SOFR+0.93%),
11/23/25 14,694 14,598,354
6.73% (SOFR+1.74%),
03/30/26 15,173 15,266,423
7.20% (SOFR+1.93%),
07/06/27 13,000 13,094,655
UBS AG 144A
5.54% (SOFR+0.45%),
08/09/24 3,975 3,966,888
100,193,107
Par
(000’s) Value
United States : 60.5%
American Express Co.
5.74% (SOFR Compound
Index+0.65%), 11/04/26 $ 14,213 $ 14,138,957
5.79% (SOFR+0.93%),
03/04/25 4,320 4,338,451
5.80% (SOFR Compound
Index+0.72%), 05/03/24 2,000 2,003,252
American Honda Finance
Corp.
5.75% (SOFR Compound
Index+0.62%), 06/07/24 2,400 2,400,241
5.95% (SOFR Compound
Index+0.67%), 01/10/25 6,400 6,404,309
Analog Devices, Inc.
5.24% (SOFR+0.25%),
10/01/24 2,124 2,122,489
AT&T, Inc.
6.72% (ICE LIBOR USD 3
Month+1.18%), 06/12/24 6,574 6,618,431
Athene Global Funding 144A
5.79% (SOFR Compound
Index+0.70%), 05/24/24 6,083 6,027,194
Bank of America Corp.
5.75% (SOFR+0.66%),
02/04/25 5,466 5,457,557
5.75% (SOFR+0.69%),
04/22/25 5,598 5,594,194
5.79% (SOFR+0.73%),
10/24/24 1,713 1,713,111
6.10% (ICE LIBOR USD 3
Month+0.77%), 02/05/26 22,021 22,087,474
6.14% (SOFR+1.05%),
02/04/28 22,743 22,704,407
6.15% (SOFR+1.10%),
04/25/25 4,675 4,688,971
6.33% (SOFR+1.33%),
04/02/26 15,455 15,592,064
BMW US Capital LLC 144A
5.47% (SOFR Compound
Index+0.38%), 08/12/24 3,060 3,062,442
5.52% (SOFR Compound
Index+0.53%), 04/01/24 2,954 2,957,391
Capital One Financial Corp.
5.57% (SOFR+0.69%),
12/06/24 7,757 7,650,858
Caterpillar Financial Services
Corp.
5.17% (SOFR+0.27%),
09/13/24 3,041 3,040,323
5.34% (SOFR+0.24%),
05/17/24 2,037 2,038,077
CenterPoint Energy, Inc.
5.74% (SOFR Compound
Index+0.65%), 05/13/24 2,958 2,954,435
Charles Schwab Corp.
5.44% (SOFR Compound
Index+0.50%), 03/18/24 4,973 4,963,194
5.61% (SOFR Compound
Index+0.52%), 05/13/26 14,238 14,053,779

Par
(000’s) Value
United States (continued)
5.90% (SOFR Compound
Index+1.05%), 03/03/27 $ 14,237 $ 14,128,987
Citigroup, Inc.
5.74% (SOFR+0.67%),
05/01/25 4,309 4,304,363
5.75% (SOFR+0.69%),
01/25/26 14,377 14,350,410
5.95% (ICE LIBOR USD 3
Month+0.55%), 08/25/36 28,180 23,553,495
6.37% (SOFR+1.28%),
02/24/28 21,910 21,923,686
6.46% (SOFR+1.37%),
05/24/25 4,285 4,307,540
6.48% (SOFR+1.53%),
03/17/26 14,207 14,363,574
6.78% (ICE LIBOR USD 3
Month+1.25%), 07/01/26 18,482 18,706,193
Cooperatieve Rabobank UA/
NY
6.00% (SOFR Compound
Index+0.70%), 07/18/25 5,700 5,716,759
Credit Suisse AG
5.47% (SOFR Compound
Index+0.39%), 02/02/24 3,650 3,637,524
Daimler Truck Finance North
America LLC 144A
6.00% (SOFR+1.00%),
04/05/24 2,145 2,149,018
GA Global Funding Trust
144A
5.40% (SOFR+0.50%),
09/13/24 2,150 2,110,396
General Electric Co.
5.71% (ICE LIBOR USD 3
Month+0.38%), 05/05/26 21,347 21,295,763
Goldman Sachs Group, Inc.
5.75% (SOFR+0.70%),
01/24/25 5,595 5,581,631
6.49% (ICE LIBOR USD 3
Month+1.17%), 05/15/26 21,156 21,244,712
7.38% (Term SOFR USD 3
Month+2.01%), 10/28/27 20,895 21,263,575
Hartford Financial Services
Group, Inc. 144A
7.45% (ICE LIBOR USD 3
Month+2.12%), 02/12/47 14,233 12,190,275
Jackson National Life Global
Funding 144A
6.13% (SOFR+1.15%),
06/28/24 3,525 3,528,173
John Deere Capital Corp.
5.20% (SOFR+0.20%),
10/11/24 5,605 5,599,026
5.76% (SOFR+0.50%),
07/03/25 1,250 1,253,555
JPMorgan Chase & Co.
5.54% (SOFR+0.58%),
06/23/25 4,300 4,288,872
Par
(000’s) Value
United States (continued)
5.63% (SOFR+0.54%),
06/01/25 $ 4,340 $ 4,327,123
5.72% (SOFR+0.77%),
09/22/27 14,310 14,113,166
5.88% (SOFR+0.97%),
06/14/25 5,848 5,858,262
5.94% (SOFR+0.89%),
04/22/27 † 14,639 14,635,605
6.01% (SOFR+0.92%),
02/24/26 20,786 20,832,003
6.27% (SOFR+1.18%),
02/24/28 29,930 30,062,556
6.38% (SOFR+1.32%),
04/26/26 12,950 13,050,044
6.39% (Term SOFR USD 3
Month+1.11%), 01/10/25 4,225 4,236,605
Lincoln National Corp.
7.69% (ICE LIBOR USD 3
Month+2.36%), 05/17/66 15,907 11,413,272
MassMutual Global Funding
II 144A
5.32% (SOFR+0.27%),
10/21/24 4,385 4,371,715
Metropolitan Life Global
Funding I 144A
5.28% (SOFR+0.30%),
09/27/24 2,080 2,077,185
Morgan Stanley
5.69% (SOFR+0.62%),
01/24/25 11,637 11,620,752
6.04% (SOFR+0.95%),
02/18/26 21,865 21,897,925
6.20% (SOFR+1.17%),
04/17/25 4,660 4,678,791
Morgan Stanley Bank NA
6.10% (SOFR+0.78%),
07/16/25 5,000 5,007,688
Public Storage
5.52% (SOFR+0.47%),
04/23/24 2,949 2,949,064
Roche Holdings, Inc. 144A
5.45% (SOFR+0.56%),
03/10/25 6,575 6,602,436
Starbucks Corp.
5.51% (SOFR Compound
Index+0.42%), 02/14/24 2,138 2,138,110
Thermo Fisher Scientific, Inc.
5.56% (SOFR Compound
Index+0.53%), 10/18/24 4,423 4,423,020
Toyota Motor Credit Corp.
5.19% (SOFR+0.29%),
09/13/24 4,590 4,583,085
5.45% (SOFR+0.38%),
02/22/24 4,675 4,676,730
5.92% (SOFR+0.62%),
06/13/24 8,250 8,266,649
Truist Financial Corp.
5.29% (SOFR+0.40%),
06/09/25 8,536 8,349,472

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
Verizon Communications,
Inc.
5.73% (SOFR Compound
Index+0.79%), 03/20/26 $ 21,414 $ 21,642,493
6.42% (ICE LIBOR USD 3
Month+1.10%), 05/15/25 15,359 15,485,590
Volkswagen Group of
America Finance LLC 144A
5.81% (SOFR+0.95%),
06/07/24 2,160 2,169,678
Wells Fargo & Co.
6.37% (SOFR+1.32%),
04/25/26 21,457 21,646,069
659,224,216
Total Floating Rate Notes
(Cost: $1,073,919,536) 1,074,531,680
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $209,056)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 209,056 $ 209,056
Total Investments: 98.6%
(Cost: $1,074,128,592) 1,074,740,736
Other assets less liabilities: 1.4% 14,866,803
NET ASSETS: 100.0% $ 1,089,607,539
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $203,953.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $297,829,523, or 27.3% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 89.2% $ 958,828,436
Technology 4.9 52,336,382
Consumer Non-Cyclicals 2.0 21,295,763
Industrials 1.5 16,105,920
Consumer Cyclicals 1.2 13,112,339
Healthcare 0.4 4,423,020
Utilities 0.3 2,954,435
Real Estate 0.3 2,949,064
Energy 0.2 2,526,321
100.0% $ 1,074,531,680